Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Event
24.	SUBSEQUENT EVENT

i) On January 6, 2020, the Company effected a 10:1 ratio change of the Company’s ADS program from 1 ADS representing 5 ordinary shares of the Company to a new ratio of 1 ADS representing 50 ordinary shares of the Company.

ii) On January 30, 2020, the World Health Organization declared the coronavirus outbreak a "Public Health Emergency of International Concern" and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical area in which the Company operates. The outbreak of COVID-19, the coronavirus, has grown both in the United States and globally, and related government and private sector responsive actions have adversely affected the Company’s business operations. COVID-19 originated in Wuhan, China, in December 2019, and a series of emergency quarantine measures taken by the PRC government disrupted domestic business activities in the PRC during the weeks after the initial outbreak of COVID-19. Since that time, an increasing number of countries, including the United States, have imposed restrictions on travel to and from the PRC and elsewhere, as well as general movement restrictions, business closures and other measures imposed to slow the spread of COVID-19. The situation continues to develop rapidly, however, and it is impossible to predict the effect and ultimate impact of the COVID-19 outbreak on the Company’s business operations and results. While the quarantine, social distancing and other regulatory measures instituted or recommended in response to COVID-19 are expected to be temporary, the duration of the business disruptions, and related financial impact, cannot be estimated at this time. The COVID-19 outbreak could evolve into a worldwide health crisis that could adversely affect the economies and financial markets of many countries, resulting in an economic downturn and changes in global economic policy that could reduce demand for the Company’s products and services and have a material adverse impact on the Company’s business, operating results and financial condition.

Travel and other restrictions have limited access to the Company’s facilities and have resulted in delays by the Company in the preparation of its financial statements due to limited support from our staff, and by the Company’s independent public accountant in the completion of the necessary audit procedures. This, in turn, has delayed the Company’s ability to complete its audit and prepare the Annual Report in time to be filed by the original due date of April 30, 2020.

During the COVID-19 pandemic in China, some institutional customers reduced, delayed or canceled their subscriptions for our services because of tighter budget, which adversely affects our revenues generated from financial information and advertising businesses.

Furthermore, the capital markets are experiencing pronounced volatility during the current global COVID-19 pandemic, which may adversely affect investor’s confidence and, in turn affect, our securities brokerage business in Hong Kong and our other businesses.

In addition, the COVID-19 pandemic has caused us to modify our business practices (such as employee travel plan and cancellation of physical participation in meetings, events, and conference), and we may take further actions as required by governmental authorities in China or that we determine are in the best interests of our employees, customers, and business partners.

As a result of social distancing, travel bans and quarantine measures, access to our facilities, customers, management, support staff, and professional advisors has been limited, which in turn, will impact our operations, financial condition and demand for our services.

The extent to which COVID-19 impacts our business, results of operations and financial condition will depend on future developments, which are uncertain and cannot be predicted, including, but not limited to, the duration and spread of the outbreak, its severity, the actions to contain the virus or treat its impact, and how quickly and to what extent normal economic and operating conditions can resume. Even after the COVID-19 outbreak has subsided, we may continue to experience materially adverse impacts to our business as a result of its global economic impact, including any recession that has occurred or may occur in the future.